Fair Value Measurements (Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 4,751.2	$ 4,766.4
Estimated Fair Value	5,110.1	5,096.3
4.7% Senior notes due 2021 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	1,477.9	1,477.2
Estimated Fair Value	1,614.8	1,596.9
Debt instrument interest rate stated percentage	4.70%	4.70%
6.875% Senior notes due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	1,020.7	1,024.8
Estimated Fair Value	1,076.6	1,086.7
Debt instrument interest rate stated percentage	6.875%	6.875%
3.25% Senior notes due 2016 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	996.9	996.5
Estimated Fair Value	1,043.3	1,045.8
Debt instrument interest rate stated percentage	3.25%	3.25%
8.5% Senior notes due 2019 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	596.4	600.5
Estimated Fair Value	632.5	635.8
Debt instrument interest rate stated percentage	8.50%	8.50%
7.875% Senior notes due 2040 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	382.2	382.6
Estimated Fair Value	427.3	410.5
Debt instrument interest rate stated percentage	7.875%	7.875%
7.2% Debentures due 2027 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	149.1	149.1
Estimated Fair Value	182.4	178.6
Debt instrument interest rate stated percentage	7.20%	7.20%
4.33% MARAD bonds, including current maturities, due 2016 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	71.2	78.9
Estimated Fair Value	71.6	79.7
Debt instrument interest rate stated percentage	4.33%	4.33%
6.36% MARAD bonds, including current maturities, due 2015 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	25.3	25.3
Estimated Fair Value	26.7	27.1
Debt instrument interest rate stated percentage	6.36%	6.36%
4.65% MARAD bonds, including current maturities, due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	31.5	31.5
Estimated Fair Value	$ 34.9	$ 35.2
Debt instrument interest rate stated percentage	4.65%	4.65%